SHORT-TERM DEBT - Summary of short-term debt (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
Short-Term Debt [Abstract]
Short-term bank borrowings		¥ 103,552		¥ 103,552
Other short-term payable	[1]	32,072		6,545
Short-term debt		¥ 135,624	$ 19,748	¥ 110,097

[1]	During the six months ended March 31, 2023, the Company entered into loan agreements with certain third parties to borrow an aggregation of RMB 25,527 (equivalent of US$3,750). The loans bore an interest rate of 3.85% per annum and payable in twelve months.